Document and Entity Information	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 09, 2025
Entity Registrant Name	Vor Biopharma Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39979
Entity Tax Identification Number	81-1591163
Entity Address Address Line 1	100 Cambridgepark Drive
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02140
City Area Code	617
Local Phone Number	655-6580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001817229